UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        11/13/06
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         92

Form 13F Information Table Value Total:  1,070,808
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   4      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #028-05022  DATE:09/30/06


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONV            CONVERTIBLE    00845VAA8           10,025     10000000    X                           100000~
6.5% Due 12/15/09
Cymer CONV            CONVERTIBLE    232572AE7            1,034    1,000,000    X                           1000000
3.5% 2/15/09
ExpressJet Hold CONV  CONVERTIBLE    30218UAB4            3,595    4,000,000    X                           4000000
4.250% Due 08/01/23
Intel Corp CONV       CONVERTIBLE    458140AD2            3,128    3,500,000    X                           3500000
2.950% Due 12/15/35
Maxtor Corp CONV      CONVERTIBLE    577729AC0            1,104    1,000,000    X                           1000000
6.800% Due 4/30/2010
Mentor Graph CONV     CONVERTIBLE    587200AD8            9,778    9,586,000    X                           9586000
FLOAT% Due 8/6/2023
Adobe Systems Inc     COMMON STOCK   00724F101            4,176      111,500    X                            111500

Autodesk, Inc         COMMON STOCK   052769106            2,657       76,400    X                             76400

AFLAC Incorporated    COMMON STOCK   001055102           22,894      500,300    X                            500300

Agere Systems, Inc    COMMON STOCK   00845V308            6,002      402,000    X                            402000

Altera Corporation    COMMON STOCK   021441100            5,551      302,000    X                            302000

Applied Materials     COMMON STOCK   038222105           12,588      710,000    X                            710000

Amgen, Inc.           COMMON STOCK   031162100           20,815      291,000    X                            291000

Apache Corporation    COMMON STOCK   037411105           32,548      515,000    X                            515000

Avocent Corporation   COMMON STOCK   053893103            8,343      277,000    X                            277000

Avid Technology Inc   COMMON STOCK   05367P100            4,498      123,500    X                            123500

Baxter International  COMMON STOCK   071813109           12,502      275,000    X                            275000

Bed Bath & Beyond     COMMON STOCK   075896100           13,908      363,500    X                            363500

Baldor Electric Co.   COMMON STOCK   057741100            4,649      150,800    X                            150800

Canon Inc ADR         COMMON STOCK   138006309           27,499      525,900    X                            525900

Chemed Corp           COMMON STOCK   16359R103           17,727      549,500    X                            549500

Cherokee Inc.         COMMON STOCK   16444H102              789       21,560    X                             21560

Ciena Corp            COMMON STOCK   171779309            3,992      146,500    X                            146500

Connetics Corp        COMMON STOCK   208192104            3,346      307,000    X                            307000

Coach Inc.            COMMON STOCK   189754101            2,628       76,400    X                             76400

Cisco Systems, Inc.   COMMON STOCK   17275R102           34,546    1,502,000    X                           1502000

Cytyc Corporation     COMMON STOCK   232946103            1,258       51,400    X                             51400

Genentech, Inc.       COMMON STOCK   368710406           21,179      256,100    X                            256100

eBay Inc.             COMMON STOCK   278642103           14,705      518,500    X                            518500

Energen Corporation   COMMON STOCK   29265N108            6,281      150,000    X                            150000

Electro Scientific    COMMON STOCK   285229100           29,513    1,432,650    X                           1432650

Fiserv Inc.           COMMON STOCK   337738108            4,709      100,000    X                            100000

Foot Locker, Inc.     COMMON STOCK   344849104           20,877      826,800    X                            826800

Cedar Fair, L.P.      COMMON STOCK   150185106            7,893      300,000    X                            300000

Graco Inc.            COMMON STOCK   384109104            5,273      135,000    X                            135000

The Gap, Inc.         COMMON STOCK   364760108           27,593    1,456,100    X                           1456100

HCC Insurance Hld     COMMON STOCK   404132102            1,388       42,200    X                             42200

Health Mgmt Associat  COMMON STOCK   421933102            4,222      202,000    X                            202000

Harley-Davidson, Inc  COMMON STOCK   412822108            6,325      100,800    X                            100800

Hyperion Solutions    COMMON STOCK   44914M104              876       25,400    X                             25400

IBM Corporation       COMMON STOCK   459200101           25,844      315,400    X                            315400

Integrated Device     COMMON STOCK   458118106            5,203      324,000    X                            324000

Intel Corporation     COMMON STOCK   458140100           46,893    2,279,700    X                           2279700

Invacare Corporation  COMMON STOCK   461203101            8,397      357,000    X                            357000

Invitrogen Corp.      COMMON STOCK   46185R100            4,673       73,700    X                             73700

J2 Global Telecom     COMMON STOCK   46626E205            8,314      306,000    X                            306000

JDS Uniphase          COMMON STOCK   46612J101               62       28,500    X                             28500

Johnson & Johnson     COMMON STOCK   478160104            7,819      120,400    X                            120400

J.P. Morgan Chase     COMMON STOCK   46625H100           30,524      650,000    X                            650000

K-Swiss Inc.          COMMON STOCK   482686102            9,460      314,700    X                            314700

Lincare Holdings, In  COMMON STOCK   532791100            5,255      151,700    X                            151700

McKesson Corp         COMMON STOCK   58155Q103           16,607      315,000    X                            315000

MedImmune, Inc        COMMON STOCK   584699102              307       10,500    X                             10500

McCormick & Co        COMMON STOCK   579780206            1,914       50,400    X                             50400

3M Co.                COMMON STOCK   88579Y101           25,757      346,100    X                            346100

Northwest NaturalGas  COMMON STOCK   667655104            8,445      215,000    X                            215000

ONEOK, Inc.           COMMON STOCK   682680103            9,825      260,000    X                            260000

Otter Tail Corp       COMMON STOCK   689648103            7,310      250,000    X                            250000

Omnivision Tech Inc.  COMMON STOCK   682128103            2,276      159,500    X                            159500

Patterson Cos. Inc.   COMMON STOCK   703395103            4,759      141,600    X                            141600

Pfizer Inc.           COMMON STOCK   717081103           25,291      891,800    X                            891800

The Proctor & Gamble  COMMON STOCK   742718109           24,792      400,000    X                            400000

Plantronics, Inc.     COMMON STOCK   727493108           12,962      739,400    X                            739400

Qualcomm Inc.         COMMON STOCK   747525103           14,235      391,600    X                            391600

Rohm and Haas Co      COMMON STOCK   775371107           14,205      300,000    X                            300000

Ross Stores, Inc.     COMMON STOCK   778296103            5,351      210,600    X                            210600

IMS Health Inc.       COMMON STOCK   449934108           12,654      475,000    X                            475000

Sanmina-SCI Corp      COMMON STOCK   800907107              114       30,400    X                             30400

Sigma-Aldrich Corp    COMMON STOCK   826552101           17,336      229,100    X                            229100

SLM Corporation       COMMON STOCK   78442P106           15,074      290,000    X                            290000

Steris Corp           COMMON STOCK   859152100            9,665      401,700    X                            401700

Seagate Technology    COMMON STOCK   G7945J104            8,091      350,400    X                            350400

Southern Union Co     COMMON STOCK   844030106           13,205      500,000    X                            500000

The ServiceMaster Co  COMMON STOCK   81760N109           27,125    2,419,700    X                           2419700

Symantec Corp         COMMON STOCK   871503108           15,534      730,000    X                            730000

Sysco Corp            COMMON STOCK   871829107           40,364    1,206,700    X                           1206700

Teleflex Incorporate  COMMON STOCK   879369106           15,974      287,100    X                            287100

Target Corporation    COMMON STOCK   87612E106           26,061      471,700    X                            471700

TIBCO Software Inc.   COMMON STOCK   88632Q103            1,841      205,000    X                            205000

Taiwan Semicond ADR   COMMON STOCK   874039100            4,800      500,000    X                            500000

Tuesday Morning Corp  COMMON STOCK   899035505           15,462    1,114,000    X                           1114000

Tower Group Inc.      COMMON STOCK   891777104           20,103      602,800    X                            602800

United Parcel Svc     COMMON STOCK   911312106           21,582      300,000    X                            300000

Valero Energy Corp    COMMON STOCK   91913Y100            8,024      155,900    X                            155900

WD-40 Company         COMMON STOCK   929236107           17,864      500,800    X                            500800

Wells Fargo & Co.     COMMON STOCK   949746101           14,472      400,000    X                            400000

Williams-Sonoma Inc.  COMMON STOCK   969904101            1,814       56,000    X                             56000

Xilinx, Inc.          COMMON STOCK   983919101            4,493      204,700    X                            204700

Dentsply Intl Inc     COMMON STOCK   249030107            6,022      200,000    X                            200000

XTO Energy Inc.       COMMON STOCK   98385X106            4,213      100,000    X                            100000

Zhone Technologies    COMMON STOCK   98950P108               27       25,000    X                             25000

GRAND TOTAL:                                          1,070,808